Loans Payable - Schedule of Loans Payable (Details) (10-K) - USD ($)	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Loans payable, net of debt discount		$ 895,064
2020 Demand Loan [Member]
Debt Instrument [Line Items]
Gross principal amount	$ 16,278		$ 10,647
Debt discount
Loans payable, net of debt discount	16,278		10,647
2018 Loan [Member]
Debt Instrument [Line Items]
Gross principal amount	310,149	352,395	464,739
Debt discount
Loans payable, net of debt discount	310,149	352,395	464,739
2017 Loan [Member]
Debt Instrument [Line Items]
Gross principal amount	16,682	67,491	168,609
Debt discount
Loans payable, net of debt discount	16,682	67,491	168,609
Land Loan [Member]
Debt Instrument [Line Items]
Gross principal amount	160,826	468,500	500,000
Debt discount		(16,762)	(38,098)
Loans payable, net of debt discount	160,826	451,738	461,902
Loan Payable [Member]
Debt Instrument [Line Items]
Gross principal amount	840,422	895,064	1,143,995
Debt discount		(16,762)	(38,098)
Loans payable, net of debt discount	840,422	878,302	1,105,897
Loan Payable Current [Member]
Debt Instrument [Line Items]
Gross principal amount	503,935	795,064	893,995
Debt discount		(13,345)	(22,889)
Loans payable, net of debt discount	503,935	781,719	871,106
Loan Payable Non Current [Member]
Debt Instrument [Line Items]
Gross principal amount	336,487	100,000	250,000
Debt discount		(3,417)	(15,209)
Loans payable, net of debt discount	$ 336,487	$ 96,583	$ 234,791